Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Disclosure of movement in provisions

	December 31, 2021	December 31, 2020
	$	$
Opening balance at beginning of year	67,701	67,906
Additional provisions recognized	152	12,033
Reduction arising from payments / derecognition	(54,851)	(12,238)
Closing balance at end of year	13,002	67,701